Finance Expense - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Finance Expense [Abstract]
Net foreign currency exchange impact	€ 9,484	€ (9,921)	€ 859